CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                             October 27, 2011


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:       First Trust Exchange-Traded AlphaDEX(R) Fund II
                  (Registration Nos. 333-171759, 811-22519)
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Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of Summary Prospectus for the Registrant filed pursuant to Rule 497(c) on October 11, 2011. The Registration Statement relates to First Trust China AlphaDEX(R) Fund, a series of First Trust Exchange-Traded AlphaDEX(R) Fund II.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP


                                        By: /s/ Morrison C. Warren
                                            --------------------------------
                                                Morrison C. Warren

Enclosures